Operating costs and other operating income - Other income - R&D Incentives income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and other operating income
Income From Innovation Incentive System In France		€ 2,056	€ 5,881
Income From Belgian R&D Incentives.	€ 13,610	16,943	16,535
Tax Rebates On Payroll Withholding Taxes Of R&D Personnel	13,608	8,224	10,552
Total R&D incentives income	€ 27,218	€ 27,223	€ 32,968